RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RESTRICTED NET ASSETS
Percentage of after-tax profits required to be appropriated to general reserve fund	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs could discontinue allocations to the general reserve fund	50.00%
Aggregate amounts of capital and statutory reserves restricted	¥ 25,030,636	¥ 24,955,657
Amount of non-distributable general reserve fund	¥ 225,917	¥ 146,856